Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated December 22, 2025
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for the
iShares Future AI & Tech ETF (ARTY) (the “Fund”)
Effective immediately, the fifth paragraph of the Principal Investment Strategies section of the Fund’s Summary Prospectus and Prospectus and the fourth paragraph of the SAI section entitled, “Morningstar Global Artificial Intelligence Select Index”, will be replaced with the following:
The Underlying Index is weighted by float-adjusted market capitalization; however, the aggregate weight of Tier 3 securities cannot exceed 10%, and the excess weight is redistributed proportionally to Tier 1 and Tier 2 securities. Additionally, the weight of any one Tier 1, Tier 2 or Tier 3 security, respectively, cannot exceed 6%, 3% and 3%, with the excess weight distributed proportionally within each Tier. If the aggregate weight of securities with a weight of at least 4.5% exceeds 22.5%, then Morningstar caps the weight of any one security at 6% and the sum of securities at 22.5%, with excess weight redistributed proportionally within each Tier. The Index Provider will review constituent weights daily to ensure the combined weight of all constituents with individual weights above 5% does not exceed 25%. If this cap is breached, the Index Provider will cap the constituent with the smallest weight above 5% to 4.5%, along with and any other constituent with a weight between 4.5% and 5%. This process will be repeated iteratively until the sum of the weights above 5% are less than 25%, with excess weight redistributed to constituents with weights below the 4.5% limit.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Future AI & Tech ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated December 22, 2025
to the currently effective Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”) for the
iShares Future AI & Tech ETF (ARTY) (the “Fund”)
Effective immediately, the fifth paragraph of the Principal Investment Strategies section of the Fund’s Summary Prospectus and Prospectus and the fourth paragraph of the SAI section entitled, “Morningstar Global Artificial Intelligence Select Index”, will be replaced with the following:
The Underlying Index is weighted by float-adjusted market capitalization; however, the aggregate weight of Tier 3 securities cannot exceed 10%, and the excess weight is redistributed proportionally to Tier 1 and Tier 2 securities. Additionally, the weight of any one Tier 1, Tier 2 or Tier 3 security, respectively, cannot exceed 6%, 3% and 3%, with the excess weight distributed proportionally within each Tier. If the aggregate weight of securities with a weight of at least 4.5% exceeds 22.5%, then Morningstar caps the weight of any one security at 6% and the sum of securities at 22.5%, with excess weight redistributed proportionally within each Tier. The Index Provider will review constituent weights daily to ensure the combined weight of all constituents with individual weights above 5% does not exceed 25%. If this cap is breached, the Index Provider will cap the constituent with the smallest weight above 5% to 4.5%, along with and any other constituent with a weight between 4.5% and 5%. This process will be repeated iteratively until the sum of the weights above 5% are less than 25%, with excess weight redistributed to constituents with weights below the 4.5% limit.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.